Loans and advances, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Allowance for loans and advances
Beginning balance	$ (110,654)	¥ (770,350)	¥ (406,290)	¥ (67,528)
Current year provision	(178,109)	(1,239,962)	(751,572)	(484,063)
Recoveries of loans previously written off	(5,043)	(35,107)	(28,258)	(18,943)
Write-offs	111,810	778,398	415,770	164,244
Deregistration of subsidiary	1,062	7,396
Ending balance	$ (180,934)	(1,259,625)	(770,350)	(406,290)
Loans receivable | Auto-backed loans
Allowance for loans and advances
Beginning balance		(13,013)	(5,149)	0
Current year provision		9,803	(7,864)	(5,149)
Recoveries of loans previously written off		0	0	0
Write-offs		0	0	0
Deregistration of subsidiary		0
Ending balance		(3,210)	(13,013)	(5,149)
Loans receivable | Other secured loans
Allowance for loans and advances
Beginning balance		(5,340)	(913)	0
Current year provision		2,447	(4,427)	(913)
Recoveries of loans previously written off		0	0	0
Write-offs		0	0	0
Deregistration of subsidiary		0
Ending balance		(2,893)	(5,340)	(913)
Loans receivable | Unsecured loans
Allowance for loans and advances
Beginning balance		(60,409)	(64,515)	0
Current year provision		34,844	4,106	(64,515)
Recoveries of loans previously written off		0	0	0
Write-offs		0	0	0
Deregistration of subsidiary		0
Ending balance		(25,565)	(60,409)	(64,515)
Acquired non-performing loans | Auto-backed loans
Allowance for loans and advances
Beginning balance		(467,774)	(252,174)	(67,156)
Current year provision		(790,565)	(430,213)	(327,453)
Recoveries of loans previously written off		(33,587)	(27,879)	(18,943)
Write-offs		388,541	242,492	161,378
Ending balance		(903,385)	(467,774)	(252,174)
Acquired non-performing loans | Other secured loans
Allowance for loans and advances
Beginning balance		(38,701)	(3,755)	0
Current year provision		(42,696)	(53,245)	(4,832)
Recoveries of loans previously written off		(1,180)	(24)	0
Write-offs		3,979	18,323	1,077
Ending balance		(78,598)	(38,701)	(3,755)
Acquired non-performing loans | Unsecured loans
Allowance for loans and advances
Beginning balance		(185,113)	(79,784)	(372)
Current year provision		(453,795)	(259,929)	(81,201)
Recoveries of loans previously written off		(340)	(355)	0
Write-offs		385,878	154,955	1,789
Deregistration of subsidiary		7,396
Ending balance		¥ (245,974)	¥ (185,113)	¥ (79,784)